THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

LINCOLN NATIONAL VARIABLE ANNUITY FUND A

Lincoln National Variable Annuity Fund A (Individual), Lincoln National Variable Annuity Fund A (Group)

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

eAnnuity, Multi-Fund® 5

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT JF-I

Lincoln Pilot Classic Variable Annuity, Lincoln Pilot Elite Variable Annuity

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT JF-II

Lincoln Allegiance Variable Annuity

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT JL-A

Lincoln Alpha and Alpha Flex Variable Annuity

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T

Individual Variable Annuity (f/k/a SEI Variable Annuity), Individual Variable Annuity (fka SEI Select
Variable Annuity)

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT W

Wells Fargo New Directions Core, Wells Fargo New Directions Access,
Wells Fargo New Directions Access 4

Supplement dated March 30, 2023

We recently restated the Company's 2021 and 2022 GAAP financial statements. As a result, the prior Company 2021 GAAP financial statements and related information should no longer be relied upon. Please refer to the restated GAAP financial statements for additional information. No action with respect to your Contract is required on your part. The restated 2021 GAAP financial statements do not change your Contract's benefits, values or guarantees.

The restated financial statements are available upon request by calling the customer service telephone number on the first page of your prospectus. We also filed an amended Form 10-K/A filing with the SEC, which contains these restated financial statements and other information. You can review our Form 10-K/A on our website at https://www.lincolnfinancial.com/public/aboutus/investorrelations/financialinformation/secfilings or on the SEC website.

For liability purposes, the date of this supplement shall be deemed to be a new effective date of the registration statement, and shall be deemed to be the initial bona fide offering of the securities to which the registration statement relates. Provided, however, that no statement made in this supplement, or incorporated by reference into this supplement will, as to a sale of securities under the registration statement prior to the date of this supplement, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to this date of this supplement.

Please retain this Supplement for future reference.